Short-term and Long-term Borrowings	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Short-term and Long-term Borrowings

9. Short-term and long-term borrowings

In the ordinary course of business, the Company transfers loan principals to certain Funding Partners. However, in accordance with ASC 860 Transfers and Servicing the loan principals are not derecognized upon transfer as they are not legally isolated. Hence, the Company continues to report the transferred loan principal in the consolidated balance sheets and account for the proceeds from the transfer as a secured borrowing with pledge of collateral.

The following table presents short-term borrowings from the Funding Partners as of December 31, 2017 and 2018. Short-term borrowings include borrowings with terms shorter than one year, the current portion of the long-term borrowings and long-term borrowings with early repayment options that are exercisable by the Funding Partners on demand:

			As of December 31,
Funding Partners	Fixed annual rate (%)	Term*	2017	2018
			RMB	RMB	US$
P2P platforms	7.5% to 12%	1 to 12 months	79,410,422	—	—
Other institutions	5.8% to 10%	27 to 365 days	1,227,347,947	1,553,910,792	226,006,951
Trust beneficiaries	6% to 16%	12 to 24 months	5,389,958,760	2,250,801,743	327,365,536
Private financial assets trading platform	7.5% to 12%	14 to 365 days	1,087,388,643	—	—
Bank	5.7% to 7%	1 to 12 months	195,308,750	55,728,040	8,105,307
			7,979,414,522	3,860,440,575	561,477,794

*	Includes current portion of borrowings greater than 1 year.

The following table presents long-term borrowings from Funding Partners as of December 31, 2017 and 2018:

			As of December 31,
Funding Partners	Fixed annual rate (%)	Term	2017	2018
			RMB	RMB	US$
P2P platforms	6% to 12%	13 to 34 months	23,905	—	—
Trust beneficiaries	7.4% to 10%	13 to 36 months	510,000,000	413,400,000	60,126,536
			510,023,905	413,400,000	60,126,536

The weighted average interest rate for the outstanding borrowings was approximately 9.40% and 7.91% as of December 31, 2017 and 2018, respectively.

9.	9. Short-term and long-term borrowings - continued

The following table sets forth the contractual obligations which has not included impact of discount of time value as of December 31, 2017 and 2018:

	Payment due by period
	Less than 1 year	1 – 2 years	Greater than 2 years	Total
As of December 31, 2017 Long-term borrowings and interest payables (RMB)	38,017,759	520,336,141	1,959	558,355,859
As of December 31, 2018 Long-term borrowings and interest payables (RMB)	36,560,000	159,548,333	289,673,333	485,781,666
As of December 31, 2018 Long-term borrowings and interest payables (US$)	5,317,431	23,205,343	42,131,239	70,654,013